CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
CASH EQUIVALENTS
CASH EQUIVALENTS

2— CASH EQUIVALENTS

Cash equivalents at December 31, 2023 and 2022 only comprise cash investments which are highly liquid and have initial maturities of 90 days or less.

	December 31,
	2023	2022
Total cash and cash equivalents	43,471	63,136
Short term investment	—	—
Total cash and cash equivalents	43,471	63,136

Please refer to Note 15-1 – Long-term debt as €567 of indebtedness is pledged in cash position in USD.